INCOME TAXES - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Federal			$ 0	$ 0
State			106	226
Foreign			0	0
Total	$ 1	$ 0	106	226
California
Operating Loss Carryforwards [Line Items]
Total			0	12
Illinois
Operating Loss Carryforwards [Line Items]
Total			0	42
Massachusetts
Operating Loss Carryforwards [Line Items]
Total			9	0
North Carolina
Operating Loss Carryforwards [Line Items]
Total			14	14
New Hampshire
Operating Loss Carryforwards [Line Items]
Total			7	0
Pennsylvania
Operating Loss Carryforwards [Line Items]
Total			0	58
Texas
Operating Loss Carryforwards [Line Items]
Total			48	40
Other
Operating Loss Carryforwards [Line Items]
Total			$ 28	$ 60